Cost of Sales (Details) - Schedule of Cost of Sales - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Cost of Sales [Abstract]
Inventory expensed	$ 1,035	$ 1,328	$ 3,627	$ 2,167
Royalties	103	84	300	178
Other expenses	214	300	638	806
Total	$ 1,352	$ 1,712	$ 4,565	$ 3,151